Schedule IV - Reinsurance Premiums Written and Premiums Earned (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Abstract]
Direct	$ 1,956.9	$ 1,951.2	$ 1,812.4
Assumed	1,485.5	1,495.7	1,548.5
Ceded	(1,014.5)	(1,364.9)	(1,148.4)
Net written premiums	2,427.9	2,082.0	2,212.5
Gross Amount	1,927.5	1,940.5	1,757.4
Assumed From Other Companies	1,494.9	1,593.9	1,451.8
Ceded	(1,129.1)	(1,319.7)	(902.6)
Net premiums earned	$ 2,293.3	$ 2,214.7	$ 2,306.6
Percentage of Amount Assumed to Net	65.20%	72.00%	62.90%